Earnings(loss) Per Share	12 Months Ended
Dec. 31, 2021
Earnings/(loss) Per Share
Earnings/(loss) Per Share

12.Earnings/(loss) Per Share

The following table sets forth the computation of basic and diluted net earnings/(loss) per share for the following periods:

	For the year ended December 31,
	2019	2020	2021
			Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net income/(loss) attributable to Onion Global Limited	103,195	209,659	(172,988)	(27,146)	(183,229)	(28,752)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	7,993,846	7,993,846	4,569,509	4,569,509	4,840,000	4,840,000
Earnings/(loss) per share - basic and diluted	13	26	(38)	(6)	(38)	(6)

The outstanding RSUs are considered contingently issuable shares. Due to the IPO performance condition, the contingently issuable shares were excluded from the computation of diluted (loss)/earnings per share for the years ended December 31, 2019 and 2020. The effect of unvested RSUs were excluded from the computation of diluted loss per share for the year ended December 31, 2021 as its effect would be anti-dilutive.

1,115,466 and 1,115,466 ordinary shares held by Onion Plus and Evolution Infinity as of December 31, 2019 and 2020, respectively, were considered issued but not outstanding and therefore not included in the calculation of basic and diluted (loss)/earnings per share for the year ended 2019 and 2020. For the year ended December 31, 2021, vested RSUs of 1,074,371 were recognized as dilutive factors and included in the calculation of diluted (loss)/earnings per share.